Note 4a - Stock Options and Warrants (Details 1) - WarrantMember	9 Months Ended
Sep. 30, 2016 $ / shares shares
Warrants Outstanding
Outstanding, beginning | shares	12,525,721
Granted | shares	5,101,500
Forfeited | shares	(339,932)
Exercised | shares	(12,610,183)
Outstanding, ending | shares	4,677,106
Weighted Average Exercise Price
Outstanding, beginning | $ / shares	$ 1.25
Granted | $ / shares	0.45
Forfeited | $ / shares	1.25
Exercised | $ / shares	1.25
Outstanding, ending | $ / shares	$ 0.45